Offerings	Dec. 29, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.001 per share (1)
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.375
Maximum Aggregate Offering Price	$ 2,250,000
Amount of Registration Fee	$ 310.73
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended (the “Securities Act”), which is the average of the high and low process for the Registrant’s Class A Ordinary Shares as reported on the Nasdaq Capital Market on December 24, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Class A Ordinary Shares (2)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rule 457(g) of the Securities Act, because the Registrant’s Class A Ordinary Shares underlying the Warrants are registered hereby, no separate registration fee is required with respect to the Warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Warrants (3)
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.45
Maximum Aggregate Offering Price	$ 4,050,000
Amount of Registration Fee	$ 559.31
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act, which equals to 120% of the offering price of Class A Ordinary Shares.